Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net income	$ 738	$ 462	$ 5,917
Other comprehensive (loss) income, net of tax
Cumulative translation adjustments	(575)	38	(1,119)
Pension and other post-employment benefit plans	(60)	(92)	41
Derivative instruments	32	(41)	61
Separation of M&M Divestitures	0	(32)	167
Total other comprehensive loss	(603)	(127)	(850)
Comprehensive income	135	335	5,067
Comprehensive income attributable to noncontrolling interests, net of tax	22	31	31
Comprehensive income attributable to DuPont	$ 113	$ 304	$ 5,036